Summary of material accounting policies (Details 1) - Veraxa Biotech A G [Member]	12 Months Ended
Dec. 31, 2025
Industrial Property Rights [Member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	10 – 20
Capitalized Development Costs [Member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	3 – 5
Technology [Member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	20